Document and Entity Information Document	Feb. 23, 2021	Nov. 02, 2020
Document And Entity Information [Abstract]
Entity Central Index Key		0001289848
Entity Emerging Growth Company	false
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code		DE
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	Huron Consulting Group Inc.
Entity File Number		000-50976
Entity Tax Identification Number		01-0666114
Entity Address, Address Line One	550 West Van Buren Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(312)
Local Phone Number	583-8700
Trading Symbol	HURN
Security Exchange Name	NASDAQ
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag		false